CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2022	Sep. 30, 2021	Jun. 24, 2020	Jun. 17, 2020	Dec. 11, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.0001	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000			50,000,000
Ordinary shares, shares issued	8,396,226	8,330,000	5,166,667	15,500,000	15,500,000
Ordinary shares, shares outstanding	8,396,226	8,330,000	5,166,667